8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2016	2015	2014	2016	2015	2014

2.75%	2.86%	2.90%	2.77%	2.82%	2.91%